Fair Value Measurements - Quantitative Information Regarding Valuation Technique and Significant Unobservable Inputs Used in Measuring Fair Value of Conversion Right and Redemption Right of Preferred Stock (Detail) - Fair Value Measurement on a Recurring Basis [Member] - Level 3 [Member] - Conversion right and redemption right of preferred stock [member] - Option pricing model [Member]
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Discount rate	2.50%	1.60%
Bottom of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable listed companies' average historical volatility	46.00%	13.60%
Top of Range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Comparable listed companies' average historical volatility	49.20%	39.60%